Quarterly Holdings Report
for
Fidelity® Disruptive Automation ETF
February 28, 2025
DRA-NPRT3-0425
1.9907224.101
Common Stocks - 98.5%
	Shares	Value ($)
CANADA - 2.2%
Industrials - 2.2%
Machinery - 2.2%
ATS Corp (a)	82,675	2,403,532
CHINA - 10.7%
Consumer Discretionary - 2.4%
Automobiles - 2.4%
BYD Co Ltd H Shares	53,876	2,574,282
Industrials - 8.3%
Machinery - 8.3%
Airtac International Group	73,082	2,153,127
Estun Automation Co Ltd A Shares (China)	850,772	2,888,546
Shenzhen Inovance Technology Co Ltd A Shares (China)	389,115	3,854,396
		8,896,069
TOTAL CHINA		11,470,351
FRANCE - 2.2%
Information Technology - 2.2%
Software - 2.2%
Dassault Systemes SE	59,823	2,356,940
GERMANY - 4.1%
Industrials - 3.1%
Industrial Conglomerates - 3.1%
Siemens AG	14,399	3,304,021
Information Technology - 1.0%
Software - 1.0%
Nemetschek SE	8,971	1,042,279
TOTAL GERMANY		4,346,300
IRELAND - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Accenture PLC Class A	3,726	1,298,511
JAPAN - 18.5%
Industrials - 16.7%
Machinery - 13.8%
Daifuku Co Ltd	105,521	2,729,590
FANUC Corp	91,400	2,616,286
Komatsu Ltd	57,400	1,702,915
MISUMI Group Inc	136,210	2,195,593
SMC Corp	7,894	2,831,740
THK Co Ltd	107,147	2,701,897
		14,778,021
Professional Services - 2.9%
Recruit Holdings Co Ltd	53,035	3,100,329
TOTAL INDUSTRIALS		17,878,350

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Keyence Corp	5,100	2,012,761
TOTAL JAPAN		19,891,111
SWEDEN - 3.0%
Industrials - 3.0%
Machinery - 3.0%
Epiroc AB A Shares	78,564	1,529,382
Sandvik AB	80,106	1,731,262

TOTAL SWEDEN		3,260,644
SWITZERLAND - 1.5%
Industrials - 1.5%
Machinery - 1.5%
Kardex Holding AG	5,688	1,644,131
TAIWAN - 8.9%
Industrials - 2.7%
Machinery - 2.7%
Hiwin Technologies Corp	309,693	2,944,172
Information Technology - 6.2%
Semiconductors & Semiconductor Equipment - 6.2%
Taiwan Semiconductor Manufacturing Co Ltd	210,004	6,633,585
TOTAL TAIWAN		9,577,757
UNITED KINGDOM - 3.1%
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 1.5%
Renishaw PLC	43,117	1,567,445
Technology Hardware, Storage & Peripherals - 1.6%
Raspberry PI Ltd (a)(b)	228,872	1,712,994
TOTAL UNITED KINGDOM		3,280,439
UNITED STATES - 43.1%
Communication Services - 2.1%
Interactive Media & Services - 2.1%
Alphabet Inc Class C	13,310	2,292,248
Consumer Discretionary - 3.2%
Automobiles - 0.8%
Tesla Inc (a)	3,076	901,206
Broadline Retail - 2.4%
Amazon.com Inc (a)	11,716	2,487,073
TOTAL CONSUMER DISCRETIONARY		3,388,279

Health Care - 2.7%
Health Care Equipment & Supplies - 2.7%
Intuitive Surgical Inc (a)	5,035	2,885,810
Industrials - 14.5%
Aerospace & Defense - 3.3%
Axon Enterprise Inc (a)	4,200	2,219,490
Rocket Lab USA Inc Class A (a)(b)	67,000	1,372,830
		3,592,320
Electrical Equipment - 3.2%
AMETEK Inc	9,496	1,797,593
Rockwell Automation Inc	5,739	1,647,954
		3,445,547
Ground Transportation - 2.4%
Uber Technologies Inc (a)	34,500	2,622,345
Machinery - 5.6%
Caterpillar Inc	4,107	1,412,603
Deere & Co	6,803	3,270,814
Symbotic Inc Class A (a)(b)	52,536	1,192,567
		5,875,984
TOTAL INDUSTRIALS		15,536,196

Information Technology - 20.6%
Electronic Equipment, Instruments & Components - 1.1%
Teledyne Technologies Inc (a)	2,322	1,195,876
Semiconductors & Semiconductor Equipment - 8.6%
NVIDIA Corp	42,844	5,352,073
Teradyne Inc	34,791	3,822,139
		9,174,212
Software - 10.9%
Autodesk Inc (a)	5,273	1,445,909
Manhattan Associates Inc (a)	5,424	959,397
Microsoft Corp	3,209	1,273,941
PTC Inc (a)	36,292	5,938,461
Synopsys Inc (a)	4,425	2,023,464
		11,641,172
TOTAL INFORMATION TECHNOLOGY		22,011,260

TOTAL UNITED STATES		46,113,793
TOTAL COMMON STOCKS (Cost $88,783,686)		105,643,509

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	1,351,327	1,351,597
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	2,334,767	2,335,000
TOTAL MONEY MARKET FUNDS (Cost $3,686,597)			3,686,597

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $92,470,283)	109,330,106
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(2,048,034)
NET ASSETS - 100.0%	107,282,072

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	179,990	5,950,640	4,779,035	15,575	2	-	1,351,597	1,351,327	0.0%
Fidelity Securities Lending Cash Central Fund	1,508,950	24,408,954	23,582,904	48,712	-	-	2,335,000	2,334,767	0.0%
Total	1,688,940	30,359,594	28,361,939	64,287	2	-	3,686,597	3,686,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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